Net Loss Per Share - Antidilutive Potential Common Shares (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares			4,944,711	35,605,909
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	6,163,039	4,814,924	4,944,711	4,048,802